UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Trend Fund

March 31, 2010

1.799849.106

TRE-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.7%
Johnson Controls, Inc.	174,300	$ 5,750
Automobiles - 0.2%
Ford Motor Co. (a)	161,900	2,035
Diversified Consumer Services - 0.5%
Strayer Education, Inc.	16,900	4,115
Hotels, Restaurants & Leisure - 2.6%
Burger King Holdings, Inc.	41,000	872
McDonald's Corp.	154,800	10,328
Starbucks Corp.	286,500	6,953
Wyndham Worldwide Corp.	182,600	4,698
		22,851
Household Durables - 2.1%
iRobot Corp. (a)	97,900	1,484
Tempur-Pedic International, Inc. (a)	560,500	16,905
		18,389
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	145,000	19,681
Multiline Retail - 0.1%
Target Corp.	19,600	1,031
Specialty Retail - 1.0%
Best Buy Co., Inc.	46,500	1,978
Sally Beauty Holdings, Inc. (a)	504,100	4,497
Staples, Inc.	76,900	1,799
		8,274
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	35,900	4,954
Phillips-Van Heusen Corp.	105,700	6,063
Polo Ralph Lauren Corp. Class A	72,200	6,140
		17,157
TOTAL CONSUMER DISCRETIONARY		99,283
CONSUMER STAPLES - 13.3%
Beverages - 2.6%
Anheuser-Busch InBev SA NV	79,853	4,023
Grupo Modelo SAB de CV Series C (a)	377,500	2,219
PepsiCo, Inc.	71,900	4,757
The Coca-Cola Co.	197,000	10,835
		21,834
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	81,600	$ 4,872
Safeway, Inc.	80,400	1,999
Wal-Mart Stores, Inc.	298,200	16,580
Walgreen Co.	145,800	5,408
Whole Foods Market, Inc. (a)(c)	135,000	4,880
		33,739
Food Products - 3.2%
Bunge Ltd.	67,700	4,172
Calavo Growers, Inc.	123,300	2,249
Danone	86,662	5,221
Mead Johnson Nutrition Co. Class A	80,700	4,199
Nestle SA sponsored ADR	84,400	4,321
Smithfield Foods, Inc. (a)	113,300	2,350
The J.M. Smucker Co.	67,500	4,068
Tingyi (Cayman Island) Holding Corp.	454,000	1,074
		27,654
Household Products - 2.0%
Procter & Gamble Co.	276,855	17,517
Personal Products - 1.6%
Avon Products, Inc.	65,500	2,218
BaWang International (Group) Holding Ltd.	1,347,000	1,008
Estee Lauder Companies, Inc. Class A	46,200	2,997
Hengan International Group Co. Ltd.	162,000	1,208
Herbalife Ltd.	138,000	6,365
		13,796
TOTAL CONSUMER STAPLES		114,540
ENERGY - 4.3%
Energy Equipment & Services - 0.9%
Newpark Resources, Inc. (a)	188,100	988
Schlumberger Ltd.	106,900	6,784
		7,772
Oil, Gas & Consumable Fuels - 3.4%
Arch Coal, Inc.	54,400	1,243
Chesapeake Energy Corp.	87,800	2,076
Exxon Mobil Corp.	217,600	14,575
Massey Energy Co.	60,700	3,174
Occidental Petroleum Corp.	50,800	4,295
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	50,800	$ 2,381
Southwestern Energy Co. (a)	27,900	1,136
		28,880
TOTAL ENERGY		36,652
FINANCIALS - 6.7%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	142,200	4,391
Goldman Sachs Group, Inc.	14,100	2,406
Morgan Stanley	202,200	5,922
Northern Trust Corp.	43,300	2,393
		15,112
Commercial Banks - 1.8%
M&T Bank Corp.	16,900	1,342
PNC Financial Services Group, Inc.	75,700	4,519
Regions Financial Corp.	200,200	1,572
Wells Fargo & Co.	249,000	7,749
		15,182
Consumer Finance - 0.7%
American Express Co.	110,000	4,539
SLM Corp. (a)	127,800	1,600
		6,139
Diversified Financial Services - 1.6%
Bank of America Corp.	241,844	4,317
Citigroup, Inc. (a)	549,300	2,225
CME Group, Inc.	10,200	3,224
JPMorgan Chase & Co.	95,800	4,287
		14,053
Real Estate Management & Development - 0.8%
Henderson Land Development Co. Ltd.	105,000	740
Jones Lang LaSalle, Inc.	79,200	5,773
Yanlord Land Group Ltd.	492,000	658
		7,171
TOTAL FINANCIALS		57,657
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.4%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	53,846	$ 2,928
AMAG Pharmaceuticals, Inc. (a)	34,800	1,215
Amgen, Inc. (a)	79,500	4,751
Amicus Therapeutics, Inc. (a)	131,400	419
Amylin Pharmaceuticals, Inc. (a)	7,038	158
ARIAD Pharmaceuticals, Inc. (a)	367,400	1,249
Biogen Idec, Inc. (a)	113,000	6,482
BioMarin Pharmaceutical, Inc. (a)	111,100	2,596
Dendreon Corp. (a)	62,000	2,261
United Therapeutics Corp. (a)	41,900	2,318
		24,377
Health Care Equipment & Supplies - 2.0%
Covidien PLC	118,500	5,958
ev3, Inc. (a)	61,900	982
Inverness Medical Innovations, Inc. (a)(c)	164,031	6,389
Mako Surgical Corp. (a)	45,000	607
NuVasive, Inc. (a)	18,000	814
Orthovita, Inc. (a)	226,600	965
RTI Biologics, Inc. (a)	292,100	1,265
		16,980
Health Care Providers & Services - 2.8%
BioScrip, Inc. (a)	372,600	2,973
CIGNA Corp.	25,500	933
Express Scripts, Inc. (a)	69,800	7,103
Health Net, Inc. (a)	109,500	2,723
Humana, Inc. (a)	25,500	1,193
Medco Health Solutions, Inc. (a)	130,900	8,451
UnitedHealth Group, Inc.	24,700	807
		24,183
Health Care Technology - 1.6%
Cerner Corp. (a)	164,800	14,018
Life Sciences Tools & Services - 1.6%
Covance, Inc. (a)	72,800	4,469
Life Technologies Corp. (a)	103,000	5,384
QIAGEN NV (a)	160,800	3,697
		13,550
Pharmaceuticals - 3.5%
Allergan, Inc.	115,400	7,538
Cadence Pharmaceuticals, Inc. (a)	205,000	1,872
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	108,100	$ 7,048
King Pharmaceuticals, Inc. (a)	158,000	1,858
Shire PLC sponsored ADR	31,700	2,091
Teva Pharmaceutical Industries Ltd. sponsored ADR	113,800	7,179
Valeant Pharmaceuticals International (a)	33,600	1,442
ViroPharma, Inc. (a)	92,400	1,259
		30,287
TOTAL HEALTH CARE		123,395
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.8%
Alliant Techsystems, Inc. (a)	42,100	3,423
DigitalGlobe, Inc.	84,700	2,367
Precision Castparts Corp.	55,700	7,058
Raytheon Co.	137,200	7,837
United Technologies Corp.	161,400	11,881
		32,566
Airlines - 1.4%
AMR Corp. (a)	332,000	3,025
Delta Air Lines, Inc. (a)	247,000	3,604
Southwest Airlines Co.	395,100	5,223
		11,852
Building Products - 0.3%
Masco Corp.	177,300	2,752
Construction & Engineering - 0.9%
Fluor Corp.	94,500	4,395
Jacobs Engineering Group, Inc. (a)	72,000	3,254
		7,649
Electrical Equipment - 0.6%
American Superconductor Corp. (a)(c)	164,700	4,760
Machinery - 1.6%
Bucyrus International, Inc. Class A	21,700	1,432
Caterpillar, Inc.	43,900	2,759
Cummins, Inc.	44,200	2,738
Duoyuan Global Water, Inc. ADR (c)	86,100	2,391
Ingersoll-Rand Co. Ltd.	127,700	4,453
		13,773
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.3%
Robert Half International, Inc.	93,300	$ 2,839
Road & Rail - 1.0%
CSX Corp.	36,200	1,843
Union Pacific Corp.	97,900	7,176
		9,019
Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	64,100	2,225
TOTAL INDUSTRIALS		87,435
INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	837,000	21,787
Juniper Networks, Inc. (a)	371,500	11,398
Palm, Inc. (a)	113,100	425
QUALCOMM, Inc.	133,600	5,610
Research In Motion Ltd. (a)	58,800	4,348
		43,568
Computers & Peripherals - 6.8%
Apple, Inc. (a)	166,400	39,088
Hewlett-Packard Co.	257,800	13,702
Seagate Technology (a)	198,700	3,628
Western Digital Corp. (a)	64,900	2,530
		58,948
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	179,300	6,166
Ingram Micro, Inc. Class A (a)	273,600	4,802
Vishay Intertechnology, Inc. (a)	220,300	2,254
		13,222
Internet Software & Services - 5.4%
Baidu.com, Inc. sponsored ADR (a)	8,900	5,313
eBay, Inc. (a)	391,000	10,537
Google, Inc. Class A (a)	46,600	26,423
NetEase.com, Inc. sponsored ADR (a)	40,400	1,433
Tencent Holdings Ltd.	138,300	2,775
		46,481
IT Services - 2.4%
Alliance Data Systems Corp. (a)	118,900	7,608
Cognizant Technology Solutions Corp. Class A (a)	132,500	6,755
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	117,500	$ 4,674
MasterCard, Inc. Class A	5,000	1,270
		20,307
Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp.	599,200	13,338
Marvell Technology Group Ltd. (a)	135,300	2,757
NVIDIA Corp. (a)	325,900	5,664
Omnivision Technologies, Inc. (a)	109,200	1,876
Skyworks Solutions, Inc. (a)	267,000	4,165
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	206,397	2,165
Teradyne, Inc. (a)	217,500	2,429
		32,394
Software - 9.5%
Activision Blizzard, Inc.	34,600	417
Adobe Systems, Inc. (a)	77,700	2,748
BMC Software, Inc. (a)	130,000	4,940
Citrix Systems, Inc. (a)	115,300	5,473
Informatica Corp. (a)	81,900	2,200
MICROS Systems, Inc. (a)	201,200	6,615
Microsoft Corp.	1,217,300	35,630
Nuance Communications, Inc. (a)	510,400	8,493
Red Hat, Inc. (a)	107,000	3,132
Sourcefire, Inc. (a)	85,600	1,965
Sybase, Inc. (a)	146,800	6,844
VMware, Inc. Class A (a)	53,800	2,868
		81,325
TOTAL INFORMATION TECHNOLOGY		296,245
MATERIALS - 3.5%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	61,400	4,541
Albemarle Corp.	57,700	2,460
Dow Chemical Co.	138,900	4,107
The Mosaic Co.	94,100	5,718
		16,826
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	145,700	5,178
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.9%
AngloGold Ashanti Ltd. sponsored ADR	57,400	$ 2,178
Newmont Mining Corp.	117,400	5,979
		8,157
TOTAL MATERIALS		30,161
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.1%
China Unicom (Hong Kong) Ltd. sponsored ADR	31,100	347
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	187,400	7,985
TOTAL TELECOMMUNICATION SERVICES		8,332
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	78,300	861
TOTAL COMMON STOCKS (Cost $718,246)		854,561
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.19% (d)	4,287,918	4,288
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	9,485,650	9,486
TOTAL MONEY MARKET FUNDS (Cost $13,774)		13,774
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $732,020)		868,335
NET OTHER ASSETS - (1.1)%		(9,336)
NET ASSETS - 100%		$ 858,999
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	11
Total	$ 13
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $741,143,000. Net unrealized appreciation aggregated $127,192,000, of which $140,177,000 related to appreciated investment securities and $12,985,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010